Ropes & Gray LLP

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WRITER’S DIRECT DIAL NUMBER: (202) 508-4732

April 1, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719
Post-Effective Amendment No. 110 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 110 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 111 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Class A Shares and Class C Shares of Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund (the “Funds”), each a new series of the Trust, (ii) a Prospectus relating to Institutional Shares of the Funds, and (iii) a Statement of Additional Information for the Funds.

The Amendment relates solely to the Funds. No information relating to any other series or shares of the Trust is amended or superseded hereby.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please call me at (202) 508-4732.

Sincerely,

/s/ Molly Moore
Molly Moore